INVESTMENTS IN COMPANIES AND ASSOCIATES (Two Penn Center Plaza) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule of Equity Method Investments [Line Items]
Accumulated net loss	$ (31)	$ (186)	$ (172)	$ (32)
Two Penn Center Plaza [Member]
Schedule of Equity Method Investments [Line Items]
Invested in equity	4,025	4,025
Accumulated net loss	(504)	(472)
Total investment	$ 3,521	$ 3,553